Schedule of pensions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	$ 40	$ 100	$ 400
VivoPower International Services [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L		11	20
KESW EL Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L		95	294
Tembo [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	20
Tembo Technologies Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	14
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L		1	33
VIWR AU Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	1	19	22
Pension recognized [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	$ 35	$ 126	$ 369